Significant Accounting Policies (Details) - Schedule of fair value of warrant liabilities regarding level 3 fair value measurements - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of fair value of warrant liabilities regarding level 3 fair value measurements [Abstract]
Warrants liabilities at Beginning	$ 522,579	$ 533,319
Change in fair value of warrants liabilities	(111,541)	(10,740)
Warrants liabilities at ending	$ 411,038	$ 522,579